Fees and Expenses	Jan. 01, 2026
Virtus SGA International Growth Series
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - USD ($)	Class A Shares	Class I Shares
Virtus SGA International Growth Series | Shareholder Fee, Other	$ 0	$ 0

Operating Expenses Caption [Optional Text]	Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Virtus SGA International Growth Series		Class A Shares	Class I Shares
Management Fees (as a percentage of Assets)		0.75%	0.75%
Distribution and Service (12b-1) Fees		0.25%	0.00%
Other Expenses (as a percentage of Assets):		0.16%	0.17%
Expenses (as a percentage of Assets)		1.16%	0.92%
Fee Waiver or Reimbursement	[1]	(0.06%)	(0.07%)
Net Expenses (as a percentage of Assets)	[1]	1.10%	0.85%
[1]

The Series’ investment adviser has contractually agreed to limit the Series’ total annual operating expenses (excluding certain expenses, such as front-end sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.10% for Class A Shares and 0.85% for Class I Shares through April 30, 2027. Prior to April 30, 2027, only the Series' Board may modify or terminate the expense limitation agreement. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. The adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the Series to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

Expense Example [Heading]	Example
Expense Example, With Redemption [Table]
Expense Example - Virtus SGA International Growth Series - USD ($)	Class A Shares	Class I Shares
Expense Example, with Redemption, 1 Year	$ 112	$ 87
Expense Example, with Redemption, 3 Years	360	283
Expense Example, with Redemption, 5 Years	631	499
Expense Example, with Redemption, 10 Years	$ 1,402	$ 1,122

VIRTUS TACTICAL ALLOCATION SERIES
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees	Class A Shares USD ($)
VIRTUS TACTICAL ALLOCATION SERIES | Shareholder Fee, Other	$ 0

Operating Expenses Caption [Optional Text]	Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - VIRTUS TACTICAL ALLOCATION SERIES	Class A Shares
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	1.03%
Fee Waiver or Reimbursement	(0.08%)	[1]
Net Expenses (as a percentage of Assets)	0.95%	[1]
[1]

The Series’ investment adviser has contractually agreed to limit the Series’ total annual operating expenses (excluding certain expenses, such as front-end sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.95% for Class A Shares, through April 30, 2027. Prior to April 30, 2027, only the Series' Board may modify or terminate the expense limitation agreement. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. The adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the Series to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

Expense Example [Heading]	Example
Expense Example, With Redemption [Table]
Expense Example - VIRTUS TACTICAL ALLOCATION SERIES	Class A Shares USD ($)
Expense Example, with Redemption, 1 Year	$ 97
Expense Example, with Redemption, 3 Years	318
Expense Example, with Redemption, 5 Years	559
Expense Example, with Redemption, 10 Years	$ 1,250